1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Recent Accounting Pronouncements: Schedule of Impact of adopting ASU 2016-13 (Details) $ in Thousands	Dec. 31, 2020 USD ($)
As Reported Under ASC 326
Loans - Live Checks	$ 88,442
Loans - Premier Loans	85,252
Loans - Other Consumer Loans	563,560
Loans - Real Estate Loans	37,255
Loans - Sales Finance Contracts	70,019
Loans - Total Portfolio Level	0
Loans - Unearned Finance Charges	118,748
Loans - Unearned Insurance Premiums & Comm	57,620
Loans - Allowance for Credit Losses	55,158
Loans - Total Net	613,002
Equity - Retained Earnings	249,553
Pre-ASC 326 Adoption
Loans - Live Checks	0
Loans - Premier Loans	0
Loans - Other Consumer Loans	0
Loans - Real Estate Loans	0
Loans - Sales Finance Contracts	0
Loans - Total Portfolio Level	844,528
Loans - Unearned Finance Charges	118,748
Loans - Unearned Insurance Premiums & Comm	57,620
Loans - Allowance for Credit Losses	53,000
Loans - Total Net	615,160
Equity - Retained Earnings	251,711
Impact of ASC 326 Adoption
Loans - Live Checks	88,442
Loans - Premier Loans	85,252
Loans - Other Consumer Loans	563,560
Loans - Real Estate Loans	37,255
Loans - Sales Finance Contracts	70,019
Loans - Total Portfolio Level	(844,528)
Loans - Unearned Finance Charges	0
Loans - Unearned Insurance Premiums & Comm	0
Loans - Allowance for Credit Losses	2,158
Loans - Total Net	(2,158)
Equity - Retained Earnings	$ (2,158)